Real Estate (Details 10) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of in-place lease valuation
In-place lease valuation (above market)	$ 28,514,515	$ 18,680,639
In-place lease valuation (above market)- accumulated amortization	(5,498,639)	(1,970,482)
In-place lease valuation (above market), net	23,015,876	16,710,157
In-place lease valuation (below market)	(45,939,143)	(26,708,360)
In-place lease valuation (below market)- accumulated amortization	6,452,109	3,156,902
In-place lease valuation (below market), net	(39,487,034)	(23,551,458)
Deferred Costs, Leasing, Gross, Including Related to Real Estate Held for Sale	372,088,822	246,516,745
Tenant origination and absorption cost	372,089,000	246,516,745	68,333,173
Tenant origination and absorption cost- accumulated amortization	(54,051,442)	(22,933,515)
Tenant origination and absorption cost, net	318,037,380	223,583,230
Ground Leases, Gross	2,254,342	0
Ground Leases, Accumulated Amortization	19,429	0
Ground Leases, Net	2,234,913	0
Finite-Lived Intangible Asset, Off-market Lease, Including Related to Real Estate Held for Sale	25,250,789	16,710,157
Emporia Partners
Schedule of in-place lease valuation
In-place lease valuation (above market)		18,680,639	7,906,191
In-place lease valuation (above market)- accumulated amortization		(1,970,482)	(924,524)
In-place lease valuation (above market), net		16,710,157	6,981,667
In-place lease valuation (below market)		(26,708,360)	(10,741,713)
In-place lease valuation (below market)- accumulated amortization		3,156,902	1,565,055
In-place lease valuation (below market), net		(23,551,458)	(9,176,658)
Tenant origination and absorption cost		246,516,745	68,333,173
Tenant origination and absorption cost- accumulated amortization		(22,933,515)	(8,835,599)
Tenant origination and absorption cost, net		$ 223,583,230	$ 59,497,574